BUSINESS COMBINATIONS (Detail Textuals 5) (USD $)			0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 04, 2012 Apex	Jul. 31, 2012 Apex	Dec. 31, 2012 Apex
Business Acquisition [Line Items]
Working capital adjustment			$ 412,000	$ 76,414
Due from related party	$ 198,000	$ 202,000			$ 201,000